IN THE MATTER OF PACIFIC LIFE INSURANCE..., Release No. 26684...

Release No. 26684 (S.E.C. Release No.), Release No. IC - 26684, 84 S.E.C. Docket 879, 2004 WL 2692805
S.E.C. Release No.
Investment Company Act of 1940
SECURITIES AND EXCHANGE COMMISSION (S.E.C.)
IN THE MATTER OF PACIFIC   LIFE INSURANCE COMPANY, ET AL.
700 Newport Center Drive
Newport Beach, California 92660
(812-13080)
November 23, 2004
SUMMARY
Applicants requested an amended order pursuant to Section 6(c) of the Investment Company Act of 1940 exempting them from Sections 2(a)(32), 22(c), and 27(i)(2)(A) of the Company Act and Rule 22c-1 thereunder, to the extent necessary to permit, under circumstances not contemplated by the existing order, the recapture of: (1) certain credit enhancements applied to the contract value of certain contract holders and (2) amounts credited by a PL Insurer and applied to the contract value of certain contract holders in situations where selling and/or maintenance costs are reduced or to contract holders who meet certain criteria established by a PL Insurer. The Division of Investment Management ordered that the requested relief be granted.‘
REGULATION
17 C.F.R.270.22c-1

ORDER PURSUANT TO SECTION 6(c) OF THE INVESTMENT COMPANY ACT OF 1940 GRANTING EXEMPTIONS FROM THE PROVISIONS OF SECTIONS 2(a)(32), 22(c), AND 27(i)(2)(A) OF THE ACT AND RULE 22c-1 THEREUNDER

*1   Pacific   Life Insurance Company, Pacific   Life and Annuity Company (together with Pacific   Life Insurance Company, the “PL Insurers”), Pacific Select Distributors, Inc., and certain separate accounts of the PL Insurers (collectively, “Applicants”) filed an application on April 30, 2004, and an amended and restated application on August 20, 2004. Applicants requested an amended order pursuant to Section 6(c) of the Investment Company Act of 1940 (the “Company Act”) exempting them from Sections 2(a)(32), 22(c), and 27(i)(2)(A) of the Company Act and Rule 22c-1 thereunder, to the extent necessary to permit, under circumstances not contemplated by the existing order, the recapture of: (1) certain credit enhancements applied to the contract value of certain contract holders (“Credit Enhancements”) and (2) amounts credited by a PL Insurer and applied to the contract value of certain contract holders in situations where selling and/or maintenance costs are reduced (“Cost Reduction Credits”) or to contract holders who meet certain criteria established by a PL Insurer (“Eligible Person Credits”). In particular, Applicants sought relief to permit the deduction of Credit Enhancements, Cost Reduction Credits, and Eligible Person Credits from death benefit proceeds if the credits were applied to the contract value during the 12-month period prior to the date of death.

A notice of the filing of the application was issued on October 28, 2004 (Investment Company Act Release No. 26644). The notice gave interested persons an opportunity to request a hearing and stated that an order granting the application would be issued unless a hearing should be ordered. No request for a hearing has been received, and the Commission has not ordered a hearing.

The matter has been considered, and it is found that the granting of the exemption is appropriate in the public interest and consistent with the protection of investors and the purposes fairly intended by the policy and provisions of the Company Act.

Accordingly,

IN THE MATTER OF PACIFIC LIFE INSURANCE..., Release No. 26684...

IT IS ORDERED, pursuant to Section 6(c) of the Company Act, that the requested exemptions from the provisions of Section 2(a)(32), 22(c) and 27(i)(2)(A) of the Company Act and Rule 22c-1 thereunder be, and hereby are, granted, effective forthwith.

For the Commission, by the Division of Investment Management, pursuant to delegated authority.
Margaret H. McFarland
Deputy Secretary
Release No. 26684 (S.E.C. Release No.), Release No. IC - 26684, 84 S.E.C. Docket 879, 2004 WL 2692805
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